Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

September 4, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of DWS RREEF Real Estate Securities Income Fund (the “Fund”), a series of DWS Securities Trust (the “Trust”); (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment No. 126 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “SEC”) on June 14, 2013, in Post-Effective Amendment No. 124 to the Trust’s Registration Statement (the “Initial Amendment”).  On August 23, 2013, pursuant to Rule 485(b)(1)(iii) under the Securities Act, the Fund filed Post-Effective Amendment No. 125 to the Trust’s Registration Statement, which amendment designated a new effective date for the Initial Amendment of September 19, 2013.

The Amendment is being filed under paragraph (b) of Rule 485 to address certain comments received from the Staff of the SEC on July 25, 2013 with respect to the Initial Amendment and to make certain other non-material changes.  A separate letter responding to the Staff’s comments on the Initial Amendment is being filed concurrently with the Amendment.  Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on September 19, 2013. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           Elizabeth Reza, Esq., Ropes